Note 3 - Going Concern	6 Months Ended
Jun. 30, 2016
Notes to Financial Statements
Going Concern [Text Block]
3.	Going Concern:

As at June 30, 2016, the Company has a working capital deficit of $18,863 and its capital commitments for the acquisition of its fleet for the following twelve months amount to $23,100 (see Note 9). The Company’s optionstofund its short term capital commitments and its working capital requirements include:

a) a $20,000 drawdown under a senior secured credit facility for which the Company has signed a loan agreement with ABN Amro Bank (see Note 13)for the financing of M/T Nord Valiant delivered on August 10, 2016,
b) drawdowns under its unsecured revolving credit facility with Family Trading Inc (“Family Trading”) (see Note 8), which as of June 30, 2016 had an undrawn balance of $7,950,
c) cash from operations
d) other sources such as funds from the Company’s major shareholder if required.

Therefore, the unaudited interim condensed consolidated financial statements have been prepared on a going concern basis.